Business Combinations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Schedule of fair value of identifiable assets acquired and liabilities assumed for all acquisitions

Total
Current assets	$124,489
Computer hardware and other property	4,302
Other intangible assets(1)	491,366
Other non-current assets	2,960
Operating lease right-of-use assets	25,099
Total assets	$648,216
Current liabilities	3,474
Accrued expenses and other current liabilities	37,930
Current portion of deferred revenue	35,126
Deferred income taxes	47,467
Non-current portion of deferred revenue	628
Other non-current liabilities	52,908
Operating lease liabilities	25,529
Total liabilities	203,062
Fair value of acquired identifiable assets and liabilities	$445,154
(1)	Includes $3,966 of internally developed software in progress acquired.

Purchase price, net of cash(2)	944,220
Less: Fair value of acquired identifiable assets and liabilities	445,154
Goodwill	$499,066
(2)The Company acquired cash of $20,777.

	2019(1)	2018	2017
Current assets	$2,137	$706	$51
Computer hardware and other property	86	—	—
Finite-lived intangible assets	38,719	7,928	3,600
Indefinite-lived intangible assets	—	—	70
Goodwill	44,779	21,527	9,767
Other non-current assets	2	38	14
Total assets	85,723	30,199	13,502

Current liabilities	4,366	491	182
Non-current liabilities	8,920	2,054	19
Total liabilities	13,286	2,545	201
Net assets acquired	$72,437	$27,654	$13,301
(1)	Net assets acquired includes $3,500 related to the SequenceBase acquisition.